Non-current other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Defined benefit pension obligations, net (note 21)	$ 13,033	$ 16,262
Other non-current liabilities	25,227	26,334
Other Liabilities, Noncurrent	$ 38,260	$ 42,596